OTHER FINANCIAL DATA - ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, beginning balance	$ (228)	[1]	$ (376)	[1]	$ (489)	[1]
Other Comprehensive Income Before Reclassifications	(289)	[1]	(137)	[1]	96	[1]
Amounts Reclassified From Accumulated Other Comprehensive Income	20	[1]	285	[1]	17	[1]
Net Other Comprehensive Income	(269)	[1]	148	[1]	113	[1]
Accumulated Other Comprehensive Income (Loss), Net of Tax, ending balance	(497)	[1]	(228)	[1]	(376)	[1]
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, beginning balance	(129)	[1]	(240)	[1]	(359)	[1]
Other Comprehensive Income Before Reclassifications	(193)	[1]	(159)	[1]	119	[1]
Amounts Reclassified From Accumulated Other Comprehensive Income	0	[1]	270	[1],[2]	0	[1]
Net Other Comprehensive Income	(193)	[1]	111	[1]	119	[1]
Accumulated Other Comprehensive Income (Loss), Net of Tax, ending balance	(322)	[1]	(129)	[1]	(240)	[1]
Accumulated Defined Benefit Plans Adjustment Net Unamortized Gain Loss [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, beginning balance	(73)	[1]	(102)	[1]	(100)	[1]
Other Comprehensive Income Before Reclassifications	(24)	[1]	21	[1]	(13)	[1]
Amounts Reclassified From Accumulated Other Comprehensive Income	14	[1]	8	[1]	11	[1]
Net Other Comprehensive Income	(10)	[1]	29	[1]	(2)	[1]
Accumulated Other Comprehensive Income (Loss), Net of Tax, ending balance	(83)	[1]	(73)	[1]	(102)	[1]
Accumulated Defined Benefit Plans Adjustment Net Prior Service Cost Credit [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, beginning balance	0	[1]	1	[1]	1	[1]
Other Comprehensive Income Before Reclassifications	(2)	[1]	(1)	[1]	0	[1]
Amounts Reclassified From Accumulated Other Comprehensive Income	0	[1]	0	[1]	0	[1]
Net Other Comprehensive Income	(2)	[1]	(1)	[1]	0	[1]
Accumulated Other Comprehensive Income (Loss), Net of Tax, ending balance	(2)	[1]	0	[1]	1	[1]
Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, beginning balance	(26)	[1]	(35)	[1]	(31)	[1]
Other Comprehensive Income Before Reclassifications	(70)	[1]	2	[1]	(10)	[1]
Amounts Reclassified From Accumulated Other Comprehensive Income	6	[1]	7	[1]	6	[1]
Net Other Comprehensive Income	(64)	[1]	9	[1]	(4)	[1]
Accumulated Other Comprehensive Income (Loss), Net of Tax, ending balance	(90)	[1]	(26)	[1]	(35)	[1]
San Diego Gas and Electric Company [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, beginning balance	(9)	[1]	(11)	[1]	(10)	[1]
Other Comprehensive Income Before Reclassifications	(5)	[1]			(2)	[1]
Amounts Reclassified From Accumulated Other Comprehensive Income	2	[1]	2	[1]	1	[1]
Net Other Comprehensive Income	(3)	[1]	2	[1]	(1)	[1]
Accumulated Other Comprehensive Income (Loss), Net of Tax, ending balance	(12)	[1]	(9)	[1]	(11)	[1]
San Diego Gas and Electric Company [Member] | Accumulated Defined Benefit Plans Adjustment Net Unamortized Gain Loss [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, beginning balance	(10)	[1]	(12)	[1]	(11)	[1]
Other Comprehensive Income Before Reclassifications	(5)	[1]			(2)	[1]
Amounts Reclassified From Accumulated Other Comprehensive Income	2	[1]	2	[1]	1	[1]
Net Other Comprehensive Income	(3)	[1]	2	[1]	(1)	[1]
Accumulated Other Comprehensive Income (Loss), Net of Tax, ending balance	(13)	[1]	(10)	[1]	(12)	[1]
San Diego Gas and Electric Company [Member] | Accumulated Defined Benefit Plans Adjustment Net Prior Service Cost Credit [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, beginning balance	1	[1]	1	[1]	1	[1]
Other Comprehensive Income Before Reclassifications	0	[1]			0	[1]
Amounts Reclassified From Accumulated Other Comprehensive Income	0	[1]	0	[1]	0	[1]
Net Other Comprehensive Income	0	[1]	0	[1]	0	[1]
Accumulated Other Comprehensive Income (Loss), Net of Tax, ending balance	1	[1]	1	[1]	1	[1]
Southern California Gas Company [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, beginning balance	(18)	[1]	(18)	[1]	(21)	[1]
Other Comprehensive Income Before Reclassifications	(3)	[1]	(2)	[1]	1	[1]
Amounts Reclassified From Accumulated Other Comprehensive Income	3	[1]	2	[1]	2	[1]
Net Other Comprehensive Income	0	[1]	0	[1]	3	[1]
Accumulated Other Comprehensive Income (Loss), Net of Tax, ending balance	(18)	[1]	(18)	[1]	(18)	[1]
Southern California Gas Company [Member] | Accumulated Defined Benefit Plans Adjustment Net Unamortized Gain Loss [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, beginning balance	(5)	[1]	(4)	[1]	(6)	[1]
Other Comprehensive Income Before Reclassifications	(3)	[1]	(2)	[1]	1	[1]
Amounts Reclassified From Accumulated Other Comprehensive Income	3	[1]	1	[1]	1	[1]
Net Other Comprehensive Income	0	[1]	(1)	[1]	2	[1]
Accumulated Other Comprehensive Income (Loss), Net of Tax, ending balance	(5)	[1]	(5)	[1]	(4)	[1]
Southern California Gas Company [Member] | Accumulated Defined Benefit Plans Adjustment Net Prior Service Cost Credit [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, beginning balance	1	[1]	1	[1]	1	[1]
Other Comprehensive Income Before Reclassifications	0	[1]	0	[1]	0	[1]
Amounts Reclassified From Accumulated Other Comprehensive Income	0	[1]	0	[1]	0	[1]
Net Other Comprehensive Income	0	[1]	0	[1]	0	[1]
Accumulated Other Comprehensive Income (Loss), Net of Tax, ending balance	1	[1]	1	[1]	1	[1]
Southern California Gas Company [Member] | Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, beginning balance	(14)	[1]	(15)	[1]	(16)	[1]
Other Comprehensive Income Before Reclassifications	0	[1]	0	[1]	0	[1]
Amounts Reclassified From Accumulated Other Comprehensive Income	0	[1]	1	[1]	1	[1]
Net Other Comprehensive Income	0	[1]	1	[1]	1	[1]
Accumulated Other Comprehensive Income (Loss), Net of Tax, ending balance	$ (14)	[1]	$ (14)	[1]	$ (15)	[1]

[1]	All amounts are net of income tax, if subject to tax, and exclude noncontrolling interests.
[2]
Represents cumulative foreign currency translation adjustment related to the impairment of our Argentine investments in 2006, which is substantially offset by an accrued liability established at that time. We provide additional information about these investments in Note 4.